Loans - Additional Information (Detail) (INR) In Millions, unless otherwise specified	Sep. 30, 2014	Mar. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans pledged as collateral for borrowings	0	115,777.3